Other assets-Other / Other liabilities - Schedule of Changes In Goodwill Within Other Assets-Other (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Balance at beginning of year	¥ 74,034	[1]	¥ 70,223
Increases due to business combinations			4,898	[2]
Impairment	(8,293)	[3]
Other	8,501	[4]	(1,087)	[4]
Balance at end of year	¥ 74,242	[1]	¥ 74,034	[1]

[1]	The amounts attributable to the Wholesale segment as of March 31, 2012 and 2013 were \68,718 million and \68,218 million, respectively. The amounts attributable to Other as of March 31, 2012 and 2013 were \5,316 million and \6,024 million, respectively.
[2]	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.
[3]	For the year ended March 31, 2013, Nomura recognized a goodwill impairment loss relating to the Wholesale segment of \8,293 million which was reported within Non-interest expenses-Other in the consolidated statements of income, due to a decline in fair value of a reporting unit in the Wholesale segment caused by the prolonged economic downturn. The fair value was determined based on DCF.
[4]	Includes currency translation adjustments as of March 31, 2012 and 2013 of \(1,083) million and \8,501 million, respectively.